BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2012
Pro Forma Combined Results

The following is the pro forma combined results of operations of Kyocera for the years ending March 31, 2011 and 2012 as if above business combination had taken place on April 1, 2010. The pro forma combined results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the date indicated.

	Years ending March 31,
	2011 (Unaudited)	2012 (Unaudited)
	(Yen in millions except per share amounts)
Pro forma net sales	¥1,340,810	¥1,269,455
Pro forma net income attributable to shareholders of Kyocera Corporation	118,874	78,829
Pro forma net income attributable to shareholders of Kyocera Corporation per share:
Basic	647.75	429.70
Diluted	647.75	429.70

Unimerco Group A/S
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed in the year ended March 31, 2012. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥160 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

July 11, 2011
(Yen in millions)
Current assets	¥5,400
Intangible assets	7,691
Other non-current assets	4,765

Total assets	17,856

Current liabilities	1,810
Non-current liabilities	4,872

Total liabilities	6,682

Total identified assets and liabilities	11,174

Purchase price (Cash)	22,494

Goodwill	¥11,320

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

July 11, 2011
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,296
Unpatented technologies	2,735
Trademarks	1,318
Others	342

Total	¥7,691

Optrex Corporation
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table. Acquisition-related costs of ¥159 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2012.

February 1, 2012
(Yen in millions)
Cash and cash equivalents	¥1,957
Trade receivables	14,358
Inventories	12,528
Others	1,308

Total current assets	30,151

Property, plant and equipment	6,104
Intangible assets	4,124
Others	397

Total non-current assets	10,625

Total assets	40,776

Short-term borrowings	10,058
Current portion of long-term debt	5,345
Trade notes and accounts payable	15,271
Others	2,800

Total current liabilities	33,474

Non-current liabilities	3,133

Total liabilities	36,607

Total identified assets and liabilities	4,169

Purchase price (Cash)	18,312

Goodwill	¥14,143

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

February 1, 2012
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥3,233
Technologies	417
Others	474

Total	¥4,124

TA Triumph-Adler AG
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

January 21, 2009
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,885
Others	405

Total	¥10,290

Summary of Intangible Assets Not Subject to Amortization Recorded Due to Acquisition

January 21, 2009
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,885
Others	405

Total	¥10,290

Intangible assets subject not to amortization:
Trademark	¥7,045

Total	¥7,045